Trade and Other Receivables - Schedule of trade and other receivables, net (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Amazonas Distribuidora de Energia [member]
Disclosure of trade and other receivables [line items]
Finance lease receivable	$ 195	$ 199